Shareholders' equity and capital stock	12 Months Ended
Dec. 31, 2011
Shareholders' equity and capital stock
10.	Shareholders’ equity and capital stock

Authorized

The Company is authorized to issue an unlimited number of no-par common shares and an unlimited number of Class A preference shares with the rights, privileges and restrictions as determined by the Board of Directors at the time of issuance.

2009 issuances

In January 2009, the Company entered into certain agreements for the transfer of certain mineral claims, royalties and other property rights for an aggregate consideration of 650,000 common shares as well as a US$64,000 cash payment.

In August 2009, the Company entered into an agreement to acquire 141 mining claims that have become part of the LC South Project. The Company paid the annual claim maintenance fees in August 2009 and the agreement closed in September 2009 with the issuance of 45,000 common shares and transfer of title.

2010 Issuances

In May 2010, the Company completed a private placement of 5,000,000 common shares at $1.00 per share raising gross proceeds of $5,000,000. Total direct share issue costs, including the placement agent’s commission, were $299,849.

During 2010, 3,057,444 common shares were issued pursuant to the exercise of stock options.

2011 Issuances

During 2011, 1,677,432 common shares were issued pursuant to the exercise of stock options.

Stock options

In 2005, the Company’s Board of Directors approved the adoption of the Company's stock option plan (the “Option Plan”). Eligible participants under the Option Plan include directors, officers, employees and consultants of the Company. Under the terms of the Option Plan, stock options generally vest with Option Plan participants as follows: 10% at the date of grant; 22% four and one-half months after grant; 22% nine months after grant; 22% thirteen and one-half months after grant; and, the balance of 24% eighteen months after the date of grant.

Activity with respect to stock options is summarized as follows:

		Weighted-
		average
	Options	exercise price
	#	$

Outstanding, December 31, 2008	6,228,700	1.46
Granted	2,204,264	0.80
Exercised	(1,961)	0.71
Forfeited	(58,351)	2.07
Expired	(11,200)	1.65

Outstanding, December 31, 2009	8,361,452	1.65
Granted	798,537	0.81
Exercised	(3,057,444)	1.15
Forfeited	(75,470)	0.84
Expired	(361,507)	2.06

Outstanding, December 31, 2010	5,665,568	1.79
Granted	3,162,098	2.05
Exercised	(1,677,432)	2.00
Forfeited	(241,332)	2.11
Expired	(495,000)	2.59

Outstanding, December 31, 2011	6,413,902	1.79

The weighted average grant date fair value was $1.11, $0.44 and $0.43 for the years ended December 31, 2011, 2010 and 2009, respectively. The exercise price of a new grant is set at the closing price for the stock on the Toronto Stock Exchange (TSX) on the trading day immediately preceding the grant date so there is no intrinsic value as of the date of grant. The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 was $1.8 million, $0.7 million and $1.1 million, respectively.

As of December 31, 2011, outstanding stock options are as follows:

	Options outstanding			Options exercisable
		Weighted-			Weighted-
		average			average
Exercise		remaining	Aggregate		remaining	Aggregate
price	Number	contractual	Intrinsic	Number	contractual	Intrinsic
$	of options	life (years)	Value	of options	life (years)	Value	Expiry

4.75	30,000	0.4	-	30,000	0.4	-	May 15, 2012
3.67	200,000	0.5	-	200,000	0.5	-	July 15, 2012
3.00	437,500	0.6	-	437,500	0.6	-	August 9, 2012
3.16	50,000	0.7	-	50,000	0.7	-	September 17, 2012
2.98	50,000	0.8	-	50,000	0.8	-	October 5, 2012
4.07	30,000	0.9	-	30,000	0.9	-	November 7, 2012
1.65	695,000	1.4	-	695,000	1.4	-	May 8, 2013
1.72	25,000	1.6	-	25,000	1.6	-	August 6, 2013
0.71	455,389	2.1	72,862	455,389	2.1	72,862	February 9, 2014
0.90	824,430	2.7	-	824,430	2.7	-	September 2, 2014
0.81	583,836	3.2	35,030	583,836	3.2	35,030	March 5, 2015
2.87	1,358,523	4.1	-	850,009	4.1	-	January 28, 2016
1.57	645,000	4.5	-	206,400	4.5	-	July 7, 2016
1.17	829,224	4.7	-	88,152	4.7	-	September 9, 2016
1.16	200,000	4.8	-	20,000	4.8	-	October 24, 2016

1.79	6,413,902	3.1	$107,892	4,545,716	2.5	$107,892

The aggregate intrinsic value of the options in the preceding table represents the total pretax intrinsic value for stock options with an exercise price less than the Company’s TSX closing stock price of $0.87 as of the last trading day in 2011, that would have been received by the option holders had they exercised their options as of that date. The total number of in-the-money stock options outstanding as of December 31, 2011 was 1,039,225. The total number of in-the-money stock options exercisable as of December 31, 2011 was 1,039,225.

Restricted Share Units (“RSUs”)

On June 24, 2010, the Company’s shareholders approved the adoption of the Company’s restricted share unit plan (the “RSU Plan”). Eligible participants under the RSU Plan include directors and employees of the Company. Under the terms of the RSU Plan, RSUs vest with participants as follows: 50% on the first anniversary of the date of the grant and 50% on the second anniversary of the date of the grant.

Activity with respect to RSUs is summarized as follows:

		Weighted
		Average Grant
	RSUs	Date Fair Value
	#	$

Unvested, December 31, 2010	-	-
Granted	355,662	2.87
Forfeited	(79,297)	2.87

Unvested, December 31, 2011	276,365	2.87

On January 28, 2011, the Company granted 355,662 RSUs to its directors and employees. Upon vesting, the holder of an RSU will receive one Common Share, for no additional consideration, for each RSU held.

Share-Based Compensation Expense

Stock-based compensation expense was $2.5 million, $0.7 million and $1.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

As of December 31, 2011, there was approximately $1.4 million of total unrecognized compensation expense (net of estimated pre-vesting forfeitures) related to unvested share-based compensation arrangements granted under the Option Plan and $0.4 million under the RSU Plan. The expenses are expected to be recognized over a weighted-average period of 0.9 years and 1.1 years, respectively.

Cash received from stock options exercised during the years ended December 31, 2011, 2010 and 2009 was $3.4 million, $3.5 million and less than $0.1 million, respectively.

Fair Value Calculations

The fair value of options granted and warrants authorized during the years ended December 31, 2011, 2010 and 2009 was determined using the Black-Scholes option pricing model with the following assumptions:

	2011	2010	2009

Expected warrant life (years)	0	2.75	0
Expected option life (years)	3.24 - 3.28	3.12 - 3.14	2.85 - 3.01
Expected volatility	79-82%	81-82%	82 - 83%
Risk-free interest rate	1.3-1.9%	1.7-1.9%	1.4 - 1.9%
Forfeiture rate	4.4-5.1%	4.3%	4.4 - 4.6%

The Company estimates expected volatility using daily historical trading data of the Company’s Common Shares, because this method is recognized as a valid method used to predict future volatility. The risk-free interest rates are determined by reference to Canadian Treasury Note constant maturities that approximate the expected option term. The Company has never paid dividends and currently has no plans to do so.

Share-based compensation expense is recognized net of estimated pre-vesting forfeitures, which results in recognition of expense on options that are ultimately expected to vest over the expected option term. Forfeitures were estimated using actual historical forfeiture experience.

Although the estimated fair values of stock options are determined as outlined above, these estimates are based on assumptions regarding a number of complex and subjective variables, including the Company’s stock price volatility over the expected terms of the awards, estimates of the expected option terms, including actual and expected option exercise behaviors and estimates of pre-vesting forfeitures. Changes in any of these assumptions could materially affect the estimated value of stock options and, therefore the valuation methods used may not provide the same measure of fair value observed in a willing buyer/willing seller market transaction.

The fair value used for the RSUs issued in January 2011 was $2.87 per unit which was the closing price of the stock on the TSX as of the trading day immediately preceding the grant date.